                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2013
                                      FOR
                        STAG VARIABLE LIFE LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference. The Prudential Insurance Company of America provides administration for the above-referenced variable life insurance product.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2012. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of the General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2012)

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.33%              1.41%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Franchise Fund --   Seeks capital growth                       Invesco Advisers, Inc.
  Series I (1)
 Invesco V.I. American Value Fund --       Above-average total return over a market   Invesco Advisers, Inc.
  Series II (2)                            cycle of three to five years by investing
                                           in common stocks and other equity
                                           securities
 Invesco V.I. Balanced Risk Allocation     Total return with a low to moderate        Invesco Advisers, Inc.
  Fund -- Series I                         correlation to traditional financial
                                           market indices
 Invesco V.I. Comstock Fund -- Series II   Seeks capital growth and income through    Invesco Advisers, Inc.
  (3)                                      investments in equity securities,
                                           including common stocks, preferred stocks
                                           and securities convertible into common
                                           and preferred stocks
 Invesco V.I. Core Equity Fund -- Series   Seeks long-term growth of capital          Invesco Advisers, Inc.
  I
 Invesco V.I. International Growth Fund    Seeks long-term growth of capital          Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Core Equity Fund --  Seeks long-term growth of capital          Invesco Advisers, Inc.
  Series I
 Invesco V.I. Mid Cap Growth Fund --       Seeks capital growth                       Invesco Advisers, Inc.
  Series I (4)
 Invesco V.I. Small Cap Equity Fund --     Seeks long-term growth of capital          Invesco Advisers, Inc.
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International       Seeks long-term growth of capital          AllianceBernstein, L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International       Seeks long-term growth of capital          AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap       Seeks long-term growth of capital          AllianceBernstein, L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund --   Seeks high total return, including income  Capital Research and Management Company
  Class 2                                  and capital gains, consistent with the
                                           preservation of capital over the long
                                           term.
 American Funds Blue Chip Income and       Seeks to produce income exceeding the      Capital Research and Management Company
  Growth Fund -- Class 2                   average yield on U.S. stocks generally
                                           and to provide an opportunity for growth
                                           of principal consistent with sound common
                                           stock investing.
 American Funds Bond Fund -- Class 2       Seeks a high level of current income as    Capital Research and Management Company
                                           is consistent with preservation of
                                           capital.
 American Funds Global Growth Fund --      Seeks long-term growth of capital          Capital Research and Management Company
  Class 2
 American Funds Global Small               Seeks growth of capital over time by       Capital Research and Management Company
  Capitalization Fund -- Class 2           investing primarily in stocks of smaller
                                           companies located around the world.
 American Funds Growth Fund -- Class 2     Seeks to provide growth of capital         Capital Research and Management Company
 American Funds Growth-Income Fund --      Seeks long-term growth of capital and      Capital Research and Management Company
  Class 2                                  income

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 American Funds International Fund --      Seeks long-term growth of capital          Capital Research and Management Company
  Class 2
 American Funds New World Fund -- Class 2  Seeks long-term capital appreciation       Capital Research and Management Company
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager Portfolio   Seeks to obtain high total return with     Fidelity Management & Research Company
  -- Initial Class (a)                     reduced risk over the long term by         Sub-advised by FMR Co., Inc. and other
                                           allocating its assets among stocks,        Fidelity affiliates
                                           bonds, and short-term instruments
 Fidelity(R) VIP Contrafund(R) Portfolio   Seeks long-term capital appreciation       Fidelity Management & Research Company
  -- Service Class 2                                                                  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio   Seeks reasonable income. Fund will also    Fidelity Management & Research Company
  -- Initial Class                         consider potential for capital             Sub-advised by FMR Co., Inc. and other
                                           appreciation                               Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio   Seeks reasonable income. Fund will also    Fidelity Management & Research Company
  -- Service Class 2                       consider potential for capital             Sub-advised by FMR Co., Inc. and other
                                           appreciation                               Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio    Seeks high total return with a secondary   Strategic Advisers, Inc.
  -- Service Class 2                       objective of principal preservation as
                                           the fund approaches its target date and
                                           beyond
 Fidelity(R) VIP Freedom 2020 Portfolio    Seeks high total return with a secondary   Strategic Advisers, Inc.
  -- Service Class 2                       objective of principal preservation as
                                           the fund approaches its target date and
                                           beyond
 Fidelity(R) VIP Freedom 2030 Portfolio    Seeks high total return with a secondary   Strategic Advisers, Inc.
  -- Service Class 2                       objective of principal preservation as
                                           the fund approaches its target date and
                                           beyond
 Fidelity(R) VIP Mid Cap Portfolio --      Seeks long-term growth of capital          Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --     Seeks long-term growth of capital          Fidelity Management & Research Company
  Initial Class (a)                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -- Class  Seeks to maximize income while             Franklin Advisers, Inc.
  2                                        maintaining prospects for capital          Sub-advised by Templeton Investment
                                           appreciation                               Counsel, LLC
 Franklin Small Cap Value Securities Fund  Seeks long-term total return               Franklin Advisory Services, LLC
  -- Class 2
 Franklin Strategic Income Securities      Seeks a high level of current income,      Franklin Advisers, Inc.
  Fund -- Class 1                          with capital appreciation over the long
                                           term as a secondary goal
 Mutual Global Discovery Securities Fund   Seeks capital appreciation                 Franklin Mutual Advisers, LLC
  -- Class 2                                                                          Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2  Seeks capital appreciation, with income    Franklin Mutual Advisers, LLC
                                           as a secondary goal
 Templeton Foreign Securities Fund --      Seeks long-term capital growth             Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund --  Seeks high current income, consistent      Franklin Advisers, Inc.
  Class 2                                  with preservation of capital, with
                                           capital appreciation as a secondary
                                           consideration
 Templeton Growth Securities Fund --       Seeks long-term capital growth             Templeton Global Advisors Limited
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund    Seeks capital appreciation                 Hartford Funds Management Company, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities HLS   Seeks to maximize total return while       Hartford Funds Management Company, LLC
  Fund -- Class IA                         providing shareholders with a high level   Sub-advised by Wellington Management
                                           of current income consistent with prudent  Company, LLP
                                           investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class IA    Seeks long-term total return               Hartford Funds Management Company, LLC
  (5)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund    Seeks growth of capital                    Hartford Funds Management Company, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund --   Seeks growth of capital                    Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund --  Seeks a high level of current income       Hartford Funds Management Company, LLC
  Class IA                                 consistent with growth of capital          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -- Class  Seeks growth of capital                    Hartford Funds Management Company, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --      Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class IA  Seeks to provide high current income, and  Hartford Funds Management Company, LLC
                                           long-term total return                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IA       Seeks to provide investment results which  Hartford Funds Management Company, LLC
                                           approximate the price and yield            Sub-advised by Hartford Investment
                                           performance of publicly traded common      Management Company
                                           stocks in the aggregate.
 Hartford International Opportunities HLS  Seeks long-term growth of capital          Hartford Funds Management Company, LLC
  Fund -- Class IA                                                                    Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap HLS Fund -- Class IA+     Seeks long-term growth of capital          Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund -- Class   Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  IA+                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund -- Class   Seeks maximum current income consistent    Hartford Funds Management Company, LLC
  IA*                                      with liquidity and preservation of         Sub-advised by Hartford Investment
                                           capital                                    Management Company
 Hartford Small Company HLS Fund -- Class  Seeks growth of capital                    Hartford Funds Management Company, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IA       Seeks long-term growth of capital          Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --    Seeks a competitive total return, with     Hartford Funds Management Company, LLC
  Class IA                                 income as a secondary objective            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund -- Class IA       Seeks long-term total return               Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio --   Seeks high current income and the          Lord, Abbett & Co. LLC
  Class VC                                 opportunity for capital appreciation to
                                           produce a high total return
 Lord Abbett Calibrated Dividend Growth    Seeks current income and capital           Lord, Abbett & Co. LLC
  Portfolio -- Class VC (6)                appreciation
 Lord Abbett Growth and Income Portfolio   Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
  -- Class VC                              income without excessive fluctuations in
                                           market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series -- Initial  Seeks capital appreciation                 MFS Investment Management
  Class
 MFS(R) New Discovery Series -- Initial    Seeks capital appreciation                 MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial    Seeks total return with an emphasis on     MFS Investment Management
  Class                                    current income, but also considering
                                           capital appreciation
 MFS(R) Total Return Series -- Initial     Seeks total return                         MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class      Seeks capital appreciation                 MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation Fund/VA  Seeks capital appreciation                 OFI Global Asset Management, Inc.
  -- Service Shares                                                                   OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA -- Service     Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Shares (7)                                                                          OppenheimerFunds, Inc.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --     Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Service Shares                                                                      OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap         Seeks capital appreciation                 OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                         OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund --   Long term growth of capital                Putnam Investment Management, LLC
  Class IB
 Putnam VT Diversified Income Fund --      As high a level of current income as       Putnam Investment Management, LLC
  Class IA+                                Putnam Management believes is consistent
                                           with preservation of capital
 Putnam VT Diversified Income Fund --      As high a level of current income as       Putnam Investment Management, LLC
  Class IB                                 Putnam Management believes is consistent
                                           with preservation of capital
 Putnam VT Equity Income Fund -- Class     Capital growth and current income          Putnam Investment Management, LLC
  IA+
 Putnam VT Equity Income Fund -- Class IB  Capital growth and current income          Putnam Investment Management, LLC
 Putnam VT George Putnam Balanced Fund --  A balanced investment composed of a well   Putnam Investment Management, LLC
  Class IA+                                diversified portfolio of stocks and bonds
                                           which produce both capital growth and
                                           current income
 Putnam VT Global Asset Allocation Fund    Long-term return consistent with           Putnam Investment Management, LLC Putnam
  -- Class IA+                             preservation of capital                    Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class IA  Capital appreciation                       Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 Putnam VT Global Health Care Fund --      Capital appreciation                       Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT Global Utilities Fund -- Class  Capital growth and current income          Putnam Investment Management, LLC Putnam
  IA+                                                                                 Advisory Company, LLC
 Putnam VT Growth and Income Fund --       Capital growth and current income          Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA     High current income. Capital growth is a   Putnam Investment Management, LLC
                                           secondary goal when consistent with
                                           achieving high current income
 Putnam VT Income Fund -- Class IA         High current income consistent with what   Putnam Investment Management, LLC
                                           Putnam Management believes to be prudent
                                           risk
 Putnam VT International Equity Fund --    Capital appreciation                       Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth Fund --    Long-term capital appreciation             Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT International Value Fund --     Capital growth. Current income is a        Putnam Investment Management, LLC Putnam
  Class IA+                                secondary objective                        Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA+     Long-term growth of capital and any        Putnam Investment Management, LLC
                                           increased income that results from this
                                           growth
 Putnam VT Money Market Fund -- Class      As high a rate of current income as        Putnam Investment Management, LLC
  IA+*                                     Putnam Management believes is consistent
                                           with preservation of capital and
                                           maintenance of liquidity
 Putnam VT Multi-Cap Growth Fund -- Class  Long-term capital appreciation             Putnam Investment Management, LLC
  IA
 Putnam VT Small Cap Value Fund -- Class   Capital appreciation                       Putnam Investment Management, LLC
  IB

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund -- Class IA        Capital appreciation                       Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class II  Seeks long-term capital growth by          Morgan Stanley Investment Management Inc.
                                           investing primarily in common stocks and
                                           other equity securities

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

NOTES

(1)  Formerly Invesco Van Kampen V.I. American Franchise Fund -- Series I

(2)  Formerly Invesco Van Kampen V.I. American Value Fund -- Series II

(3)  Formerly Invesco Van Kampen V.I. Comstock Fund -- Series II

(4)  Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I

(5)  Formerly Hartford Advisers HLS Fund -- Class IA

(6)  Formerly Lord Abbett Capital Structure Portfolio -- Class VC

(7)  Formerly Oppenheimer Global Securities Fund/VA -- Service Shares

(8) Formerly Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2012, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $10.7 million (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2012, Hartford and its affiliates paid approximately $3,700,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2012, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is The Prudential Insurance Company of America, Administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.